Investments in Unconsolidated Entities (Tables)	9 Months Ended
Sep. 30, 2021
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
The following tables provide summarized balance sheets of our investments in unconsolidated entities and a reconciliation to our equity investment:

	September 30, 2021
$ in thousands	Vida JV LLC	San Simeon Holdings	Total
Total assets	$411,059	$120,894	$531,953
Total liabilities	(221,050)	(79,764)	(300,814)

Total equity of unconsolidated entities	190,009	41,130	231,139
INREIT’s share	80,754	18,493	99,247
INREIT outside basis	247	—	247

INREIT investment in unconsolidated entities	$81,001	$18,493	$99,494

	December 31, 2020
$ in thousands	Vida JV LLC	San Simeon Holdings	Total
Total assets	$366,482	$112,594	$479,076
Total liabilities	(187,882)	(76,322)	(264,204)

Total equity of unconsolidated entities	178,600	36,272	214,872
INREIT’s share	75,914	13,118	89,032
INREIT outside basis	252	—	252

INREIT investment in unconsolidated entities	$76,166	$13,118	$89,284

The following tables provide summarized operating data of our investments in unconsolidated entities along with a reconciliation to the net income (loss) from unconsolidated entities:

	Three Months Ended September 30, 2021
$ in thousands	Vida JV LLC	San Simeon Holdings	Total
Total revenue of unconsolidated entities	$9,397	$2,003	$11,400
Income (loss) of unconsolidated entities	(766)	1,093	327
INREIT’s share	(326)	510	184
Amortization of INREIT outside basis	(2)	—	(2)

INREIT’s income (loss) from unconsolidated entities	$(328)	$510	$182

	Nine Months Ended September 30, 2021
$ in thousands	Vida JV LLC	San Simeon Holdings	Total
Total revenue of unconsolidated entities	$27,236	$6,381	$33,617
Income of unconsolidated entities	622	374	996
INREIT’s share	264	1,428	1,692
Amortization of INREIT outside basis	(6)	—	(6)

INREIT’s income from unconsolidated entities	$258	$1,428	$1,686